Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Research and development	$ 740,325	$ 464,911		$ 2,196,063
General and administrative expenses	510,445	462,432		3,217,280
Depreciation and amortization	24,101	23,414		94,298
Total operating expenses	1,274,871	950,757		5,507,641
Loss from operations	(1,274,871)	(950,757)		(5,507,641)
Other income (expense):
Gain on the forgiveness of loans payable				0
Other income	34,541	10,822		10,922
Change in fair value of derivative liabilities	(325,085)	337,497		1,259,287
Interest expense	(262,597)	(236,200)		(555,556)
Loss on debt extinguishment				(1,064,692)
Interest expense, related party	0	(17,753)		(52,471)
Interest expense, non-related party				(1,652,498)
Amortization of debt discount	(703)	(619,622)		(2,044,241)
Total other expense	(553,844)	(507,503)		(3,543,693)
Provision for income taxes	0	0		0
Income (Loss) before income taxes	(1,828,715)	(1,458,260)		(9,051,334)
Net Income (Loss)	(1,828,715)	(1,458,260)		(9,051,334)
Dividends on Series A, Series C-1, and C-2 preferred stock	(311,168)	(76,981)		(556,501)
Net loss attributable to common stockholders	$ (2,139,883)	$ (1,535,241)		$ (9,607,835)
Weighted average shares outstanding , Basic	18,303,103	40,096,825		28,546,036
Weighted average shares outstanding , Diluted	18,303,103	40,096,825		28,546,036
Basic net income (loss) per share	$ (0.12)	$ (0.04)		$ (0.34)
Diluted net income (loss) per share	$ (0.12)	$ (0.04)		$ (0.34)
Alpha Healthcare Acquisition Corp. III [Member]
Operating expenses:
General and administrative expenses	$ 756,466	$ 535,142	$ 467,431	$ 1,651,483
Loss from operations	(756,466)	(535,142)	(467,431)	(1,651,483)
Other income (expense):
Dividend and interest income	1,675,861	7,612	8,091	2,247,678
Change in fair value of overallotment liability			2,923	0
Gain on expiration of overallotment option			127,035	0
Provision for income taxes	(343,328)	0	0	(391,198)
Income (Loss) before income taxes	919,395	(527,530)	(329,382)	596,195
Net Income (Loss)	$ 576,067	$ (527,530)	(329,382)	204,997
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other income (expense):
Net Income (Loss)			$ (6,286)	$ 4,809
Weighted average shares outstanding of Class A common stock subject to possible redemption	15,444,103	15,444,103	6,973,122	15,444,103
Weighted average shares outstanding , Basic	463,882	463,882	209,549	463,882
Weighted average shares outstanding , Diluted	463,882	463,882	209,549	463,882
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other income (expense):
Net Income (Loss)			$ (113,920)	$ 40,037
Weighted average shares outstanding , Basic	3,861,026	3,861,026	3,797,628	3,861,026
Weighted average shares outstanding , Diluted	3,861,026	3,861,026	3,797,628	3,861,026
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	0.03	(0.03)	(0.03)	0.01
Class A Common Stock Subject To Possible Redemption [Member]
Other income (expense):
Basic net income (loss) per share	0.03	(0.03)	(0.03)	0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Class A Common Stock Subject To Possible Redemption [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other income (expense):
Net Income (Loss)	$ 450,040	$ (412,121)	$ (209,176)	$ 160,151
Weighted average shares outstanding , Basic	15,444,103	15,144,103	6,973,122	15,444,103
Weighted average shares outstanding , Diluted	15,444,103	15,144,103	6,973,122	15,444,103
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01